RELATED PARTIES - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 director
Disclosure of transactions between related parties [line items]
Number of deputy general manager	2
Chief Executive Officer and Deputy General Managers
Disclosure of transactions between related parties [line items]
Compensation, remuneration period	12 months
Chief Executive Officer and Deputy General Managers | Maximum
Disclosure of transactions between related parties [line items]
Non-competition indemnities, remuneration period	18 months